Financial instruments (Details 14) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Exchange variation discontinued
Nominal value	R$ 850,000
Braskem Idesa | Financial income (expenses) according to the schedule of future hedged sales | USD
Exchange variation discontinued
Gross nominal value	9,013
Braskem Idesa | Financial income (expenses) according to the schedule of future hedged sales | MXN
Exchange variation discontinued
Nominal value	R$ 53,614
Braskem Idesa | Financial income (expenses) according to the schedule of future hedged sales | Hedge descontinued
Exchange variation discontinued
Conversion rate at Inception MXN/US$	13.4541
Closing rate MXN/US$	17.9915
Braskem Idesa | Financial income (expenses) according to the schedule of future hedged sales | Hedge descontinued | USD
Exchange variation discontinued
Nominal value	R$ 11,816
Gross nominal value	9,013
Braskem Idesa | Financial income (expenses) according to the schedule of future hedged sales | Hedge descontinued | MXN
Exchange variation discontinued
Nominal value	R$ 53,614